Other equity instruments (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Number and Weighted Average Exercise Prices of Other Equity Instruments
	Junior perpetual capital securities		Perpetual cumulative subordinated bonds		Share options and incentive plans 1)		Non-cumulative subordinated notes		Total
At January 1, 2017		3,008		454		65		271		3,797
Shares granted		-		-		26		-		26
Shares vested		-		-		(30)		-		(30)
At December 31, 2017		3,008		454		61		271		3,794

At January 1, 2016		3,008		454		68		271		3,800
Shares granted		-		-		13		-		13
Shares vested		-		-		(16)		-		(16)
At December 31, 2016		3,008		454		65		271		3,797

At January 1, 2015		3,008		454		94		271		3,827
Shares granted / Share options cost incurred		-		-		26		-		26
Shares vested / Share options forfeited		-		-		(53)		-		(53)
At December 31, 2015		3,008		454		68		271		3,800

[1]	Share options and incentive plans include the shares and options granted to personnel which are not yet vested.

Perpetual cumulative subordinated bonds [member]
Summary of Coupon Details
	Coupon rate		Coupon date		Year of next call		2017		2016		2015
EUR 136 million		5.185% 1), 4)		Annual, October 14		2018		136		136		136
EUR 203 million		4.260% 2), 4)		Annual, March 4		2021		203		203		203
EUR 114 million		1.506% 3), 4)		Annual, June 8		2025		114		114		114
At December 31								454		454		454
[1]	The coupon of the EUR 136 million bonds was originally set at 7.25% until October 14, 2008. Subsequently, the coupon has been reset at 5.185% until October 14, 2018.
[2]	The coupon of the EUR 203 million bonds was originally set at 7.125% until March 4, 2011. Subsequently, the coupon has been reset at 4.26% until March 4, 2021.
[3]	The coupon of the EUR 114 million bonds was originally set at 8% until June 8, 2005. Subsequently, the coupon has been reset at 4.156% until 2015 and 1.506% until 2025.
[4]	If the bonds are not called on the respective call dates and after consecutive period of ten years, the coupons will be reset at the then prevailing effective yield of ten-year Dutch government securities plus a spread of 85 basis points.

Non-cumulative subordinated notes [member]
Summary of Coupon Details

	Coupon rate		Coupon date		Year of next call		2017		2016		2015
USD 525 million		8%		Quarterly, February 15		2018		271		271		271
At December 31								271		271		271

Junior perpetual capital securities [member]
Summary of Coupon Details
Junior perpetual capital securities	Coupon rate	Coupon date, as of	Year of next call	2017	2016	2015
USD 500 million	6.50%	Quarterly, December 15	2018	424	424	424
USD 250 million	floating LIBOR rate 1)	Quarterly, December 15	2018	212	212	212
USD 500 million	floating CMS rate 2)	Quarterly, July 15	2018	402	402	402
USD 1 billion	6.375%	Quarterly, June 15	2018	821	821	821
EUR 950 million	floating DSL rate 3)	Quarterly, July 15	2018	950	950	950
EUR 200 million	6.0%	Annually, July 21	2018	200	200	200
At December 31				3,008	3,008	3,008

[1]	The coupon of the USD 250 million junior perpetual capital securities is reset each quarter based on the then prevailing three-month LIBOR yield plus a spread of 87.5 basis points, with a minimum of 4%.
[2]	The coupon of the USD 500 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year US dollar interest rate swap yield plus a spread of ten basis points, with a maximum of 8.5%.
[3]	The coupon of the EUR 950 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year Dutch government bond yield plus a spread of ten basis points, with a maximum of 8%.

Aegon N.V [member]
Schedule of Number and Weighted Average Exercise Prices of Other Equity Instruments
	Junior perpetual capital securities		Perpetual cumulative subordinated bonds		Share options and incentive plans		Non-cumula- tive subordinated notes		Total
At January 1, 2017		3,008		454		65		271		3,797
Shares granted / Share options cost incurred		-		-		26		-		26
Shares vested / Share options forfeited		-		-		(30)		-		(30)
At December 31, 2017		3,008		454		61		271		3,794

At January 1, 2016		3,008		454		68		271		3,801
Shares granted / Share options cost incurred		-		-		13		-		13
Shares vested / Share options forfeited		-		-		(16)		-		(16)
At December 31, 2016		3,008		454		65		271		3,797

Aegon N.V [member] | Perpetual cumulative subordinated bonds [member]
Summary of Coupon Details
Perpetual cumulative subordinated bonds	Coupon rate	Coupon date	Year of next call	2017	2016
EUR 136 million	5.185%1), 4)	Annual, October 14	2018	136	136
EUR 203 million	4.260%2), 4)	Annual, March 4	2021	203	203
EUR 114 million	1.506%3), 4)	Annual, June 8	2025	114	114
At December 31				454	454

[1]	The coupon of the EUR 136 million bonds was originally set at 7.25% until October 14, 2008. Subsequently, the coupon has been reset at 5.185% until October 14, 2018.
[2]	The coupon of the EUR 203 million bonds was originally set at 7.125% until March 4, 2011. Subsequently, the coupon has been reset at 4.26% until March 4, 2021.
[3]	The coupon of the EUR 114 million bonds was originally set at 8% until June 8, 2005. Subsequently, the coupon has been reset at 4.156% until 2015 and 1.506% until 2025.
[4]	If the bonds are not called on the respective call dates and after consecutive period of ten years, the coupons will be reset at the then prevailing effective yield of ten-year Dutch government securities plus a spread of 85 basis points.

Aegon N.V [member] | Non-cumulative subordinated notes [member]
Summary of Coupon Details

Non-cumulative subordinated notes	Coupon rate	Coupon date, as of	Year of next call	2017	2016
USD 525 million	8%	Quarterly, February 15	2018	271	271
At December 31				271	271

Aegon N.V [member] | Junior perpetual capital securities [member]
Summary of Coupon Details
Junior perpetual capital securities	Coupon rate	Coupon date, as of	Year of next call	2017	2016
USD 500 million	6.50%	Quarterly, December 15	2018	424	424
USD 250 million	floating LIBOR rate 1)	Quarterly, December 15	2018	212	212
USD 500 million	floating CMS rate 2)	Quarterly, July 15	2018	402	402
USD 1 billion	6.375%	Quarterly, June 15	2018	821	821
EUR 950 million	floating DSL rate 3)	Quarterly, July 15	2018	950	950
EUR 200 million	6.0%	Annually, July 21	2018	200	200
At December 31				3,008	3,008

[1]	The coupon of the USD 250 million junior perpetual capital securities is reset each quarter based on the then prevailing three-month LIBOR yield plus a spread of 87.5 basis points, with a minimum of 4%.
[2]	The coupon of the USD 500 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year US dollar interest rate swap yield plus a spread of ten basis points, with a maximum of 8.5%.
[3]	The coupon of the EUR 950 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year Dutch government bond yield plus a spread of ten basis points, with a maximum of 8%.